Fair value measurements - Fair value on a recurring basis - Significant Other Observable Inputs (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS
asset position	$ 77	$ 41
Significant Other Observable Inputs (Level 2) | Designated as cash flow hedges
ASSETS
Total	0	0
LIABILITIES
Total	16	437
Significant Other Observable Inputs (Level 2) | Designated as cash flow hedges | Forward freight agreements
ASSETS
asset position	0	0
LIABILITIES
liability position	0	0
Significant Other Observable Inputs (Level 2) | Designated as cash flow hedges | Bunker swaps
ASSETS
asset position	0	0
Significant Other Observable Inputs (Level 2) | Designated as cash flow hedges | Interest rate swaps
LIABILITIES
liability position	16	437
Significant Other Observable Inputs (Level 2) | Not designated as cash flow hedges
ASSETS
Total	77	41
LIABILITIES
Total	609	2,908
Significant Other Observable Inputs (Level 2) | Not designated as cash flow hedges | Forward freight agreements
ASSETS
asset position	17	41
LIABILITIES
liability position	0	0
Significant Other Observable Inputs (Level 2) | Not designated as cash flow hedges | Bunker swaps
ASSETS
asset position	60	0
Significant Other Observable Inputs (Level 2) | Not designated as cash flow hedges | Interest rate swaps
LIABILITIES
liability position	$ 609	$ 2,908